Note 17 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
12
 – SUBSEQUENT EVENTS

During
July 2018,
the Company sold
1,875,000
shares of common stock at
$0.08
per share to
two
investors in private transactions. The investors were also issued warrants to purchase
1,875,000
shares of stock with an exercise price of
$0.15
per share.

NOTE
17
– SUBSEQUENT EVENTS

In
January 2, 2018,
the Company issued
1,500,000
shares of common stock to a consultant for capital introduction services.

In
February 9, 2018,
the Company issued a total of
2,500,000
shares of common stock to
one
investor for proceeds of
$100,000.

On
February 23, 2018,
the Company issued a total of
1,125,000
shares of common stock to
one
investor for proceeds of
$45,000

On
March 2, 2018,
the Company issued
3,000,000
shares of common stock to
three
investors under for proceeds of
$150,000.

On
March 14, 2018,
the Company issued
500,000
shares of common stock to an investor who exercised a warrant to purchase
500,000
shares of common stock for
$20,000.

In
April 3, 2018,
the Company issued
1,000,000
shares of common stock to
one
investor for proceeds of
$100,000.